SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 2)	12 Months Ended
Jan. 31, 2020 shares
Statement [Line Items]
Number of options outstanding	4,595,000
Stock option outstanding weighted average remaining contractual life (years)	3 years 2 months 12 days
Stock options exercisable shares	3,755,000
Stock option exercisable weighted average remaining contractual life (years)	2 years 10 months 2 days
Stock options [Member] | 0.125 [Member]
Statement [Line Items]
Number of options outstanding	100,000
Stock option outstanding weighted average remaining contractual life (years)	8 months 4 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	8 months 4 days
Expiry Date	Oct. 06, 2020
Exercise Price	0.125
Stock options [Member] | 0.150 [Member]
Statement [Line Items]
Number of options outstanding	100,000
Stock option outstanding weighted average remaining contractual life (years)	8 months 4 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	8 months 4 days
Expiry Date	Oct. 06, 2020
Exercise Price	0.150
Stock options [Member] | 0.175 [Member]
Statement [Line Items]
Number of options outstanding	100,000
Stock option outstanding weighted average remaining contractual life (years)	8 months 4 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	8 months 4 days
Expiry Date	Oct. 06, 2020
Exercise Price	0.175
Stock options [Member] | 0.200 [Member]
Statement [Line Items]
Number of options outstanding	100,000
Stock option outstanding weighted average remaining contractual life (years)	8 months 4 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	8 months 4 days
Expiry Date	Oct. 06, 2020
Exercise Price	0.200
Stock options [Member] | 0.225 [Member]
Statement [Line Items]
Number of options outstanding	100,000
Stock option outstanding weighted average remaining contractual life (years)	8 months 4 days
Stock options exercisable shares	100,000
Stock option exercisable weighted average remaining contractual life (years)	8 months 4 days
Expiry Date	Oct. 06, 2020
Exercise Price	0.225
Stock options [Member] | 0.355 [Member]
Statement [Line Items]
Number of options outstanding	1,530,000
Stock option outstanding weighted average remaining contractual life (years)	2 years 5 months 4 days
Stock options exercisable shares	1,530,000
Stock option exercisable weighted average remaining contractual life (years)	2 years 5 months 4 days
Expiry Date	Jul. 05, 2020
Exercise Price	0.355
Stock options [Member] | 0.380 [Member]
Statement [Line Items]
Number of options outstanding	1,245,000
Stock option outstanding weighted average remaining contractual life (years)	3 years 7 months 2 days
Stock options exercisable shares	1,245,000
Stock option exercisable weighted average remaining contractual life (years)	3 years 7 months 2 days
Expiry Date	Sep. 04, 2023
Exercise Price	0.380
Stock options [Member] | 0.390 [Member]
Statement [Line Items]
Number of options outstanding	200,000
Stock option outstanding weighted average remaining contractual life (years)	3 years 11 months 29 days
Stock options exercisable shares	200,000
Stock option exercisable weighted average remaining contractual life (years)	3 years 11 months 29 days
Expiry Date	Jan. 25, 2024
Exercise Price	0.390
Stock options [Member] | 0.410 [Member]
Statement [Line Items]
Number of options outstanding	1,120,000
Stock option outstanding weighted average remaining contractual life (years)	4 years 9 months 15 days
Stock options exercisable shares	280,000
Stock option exercisable weighted average remaining contractual life (years)	4 years 9 months 15 days
Expiry Date	Nov. 14, 2024
Exercise Price	0.410